Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Lives (Details)	Dec. 31, 2024
Maximum | Transportation equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Maximum | Office furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Minimum | Transportation equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Minimum | Office furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years